Financial Risk Management - Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets	₩ 5,142	₩ 7,993
Financial asset at fair value through profit or loss	1,552	1,382
Derivatives	842	244
Cash and cash equivalents	2,602,560	1,558,696	₩ 751,662	₩ 889,839
Deposits in banks	758,089	1,163,763
Trade accounts and notes receivable	4,325,120	4,957,993
Non-trade receivable	150,554	134,161
Accrued income	14,273	9,431
Deposits	30,378	47,954
Short-term loans	16,766	7,696
Long-term loans	32,408	34,760
Long-term non-trade receivable	8,738	2,619
Derivatives	0	472
Secured bank borrowings	642,172	700,820
Unsecured bank borrowings	2,950,184	2,197,132
Unsecured bond issues	2,010,762	1,880,818
Trade accounts and notes payable	2,875,090	2,877,326
Other accounts payable	3,169,937	2,449,517
Long-term other accounts payable	2	3,530
Debt securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets	162	154
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets	162	154
Financial asset at fair value through profit or loss	1,552	1,382
Derivatives	842	244
Derivatives		472
Secured bank borrowings	642,172	700,820
Unsecured bank borrowings	2,955,399	2,200,522
Unsecured bond issues	2,016,086	1,903,863
Other accounts payable	3,170,147	2,449,938
Long-term other accounts payable		3,891
Fair values [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets	₩ 162	₩ 154